Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-Term Debt.
Long-Term Debt

16) Long-Term Debt

Long-term debt as of December 31, 2018 and 2017, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2018	2017
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	312,472	—
$55 million revolving credit facility		26,279	—
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$—	$165,000
Fortaleza and Recife loan facility	Fortaleza Knutsen, Recife Knutsen	—	109,375
Ingrid loan facility	Ingrid Knutsen	—	61,085
Hilda loan facility	Hilda Knutsen	90,769	96,923
$117 million loan facility	Torill Knutsen	—	73,177
Torill loan facility	Torill Knutsen	95,000	—
$172.5 million loan facility	Dan Cisne, Dan Sabia	81,839	91,339
Raquel loan facility	Raquel Knutsen	63,184	68,414
Tordis loan facility	Tordis Knutsen	85,991	91,051
Vigdis loan facility	Vigdis Knutsen	87,256	92,316
Lena loan facility	Lena Knutsen	85,750	90,650
Brasil loan facility	Brasil Knutsen	63,454	69,000
Anna loan facility	Anna Knutsen	70,353	—
$25 million revolving credit facility		25,000	25,000
Total long-term debt		1,087,347	1,033,330
Less: current installments		109,534	95,176
Less: unamortized deferred loan issuance costs		2,608	2,191
Current portion of long-term debt		106,926	92,985
Amounts due after one year		977,813	938,154
Less: unamortized deferred loan issuance costs		7,448	4,524
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$970,365	$933,630

The Partnership’s outstanding debt of $1,087.3 million as of December 31, 2018 is repayable as follows :

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
2019	84,534	25,000
2020	85,945	—
2021	86,545	70,811
2022	71,210	236,509
2023	55,535	202,185
2024 and thereafter	15,180	153,893
Total	$398,949	$688,398

As of December 31, 2018, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 1.8% to 2.4%.

$320 Million Term Loan Facility and $55 Million Revolving Credit Facility

In September 2018, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (“the Vessels”), entered into new senior secured credit facilities (the “Multi-vessels Facility”) in order to refinance their existing long term bank debt. The Multi-vessels Facility consists of a term loan of $320 million and a $55 million revolving credit facility. The term loan is repayable in 20 consecutive quarterly installments, with a final payment at maturity in September 2023 of $177 million, which includes the balloon payment and last quarterly installment. The term loan bears interest at a rate per annum equal to LIBOR plus a margin of 2.125%. The revolving credit facility will mature in September 2023, and bears interest at LIBOR plus a margin of 2.125%. There is a commitment fee of 0.85% payable on the undrawn portion of the revolving credit facility. The loans are guaranteed by the Partnership and secured by mortgages on the Vessels. The Multi-vessels Facility refinanced the $220 million facility, the $35 million revolving credit facility, the Fortaleza and Recife loan facility and the Ingrid loan facility.

The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Multi-vessel facility. The Partnership and the borrowers (except for the Partnership subsidiary that owns the Recife Knutsen and the Fortaleza Knutsen) are guarantors, and the Multi-vessels Facility is secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen.

The Multi-vessels Facility contains the following financial covenants:

•	The aggregate market value of the Vessels shall not be less than 125% of the outstanding balance under the Multi-vessels Facility;
•	Positive working capital of the borrowers and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Multi-vessels Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrowers and the guarantors were in compliance with all covenants under this facility.

$220 Million Term Loan Facility and $35 Million Revolving Credit Facility

The $220 million Term Loan Facility and the $35 million Revolving Credit Facility were repaid in full in September 2018 with the proceeds from the Multi-vessels Facility.

In June 2014, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior syndicate secured loan facility in an aggregate amount of $240 million (the “Senior Secured Loan Facility”) to repay existing debt under previous credit facilities and a $10.5 million seller’s credit from KNOT. The Senior Secured Loan Facility consisted of (i) a $220 million term loan (the “Term Loan Facility”) and (ii) a $20 million revolving credit facility (the “Revolving Credit Facility”).

The Term Loan Facility was repayable in quarterly installments over five years with a final balloon payment due at maturity at June 2019. The Term Loan Facility bore interest at LIBOR plus a margin of 2.125%.

On June 30, 2016, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS, as borrowers, entered into an amended and restated senior secured credit facility (the “Amended Senior Secured Loan Facility”), which amended the Senior Secured Loan Facility. The Amended Senior Secured Loan Facility included a new revolving credit facility tranche of $15 million, bringing the total revolving credit commitments under the facility to $35 million. The new revolving credit facility was due to mature in June 2019, bore interest at LIBOR plus a fixed margin of 2.5% and had a commitment fee equal to 40% of the margin of the revolving facility tranche calculated on the daily undrawn portion of such tranche.

The Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Amended Senior Secured Loan Facility. The Amended Senior Secured Loan Facility was guaranteed by the Partnership and KNOT Shuttle Tankers AS, and secured by vessel mortgages on the Windsor Knutsen, the Bodil Knutsen and the Carmen Knutsen.

Fortaleza and Recife Loan Facility

The Fortaleza and Recife Loan Facility was repaid in full in September 2018 with the proceeds from the Multi-vessels Facility.

In June 2014, the Partnership’s subsidiary Knutsen Shuttle Tankers XII KS, as the borrower, entered into a senior syndicate secured loan facility in the amount of $140 million (the “Fortaleza and Recife Facility”). The Fortaleza and Recife Facility was drawn in November 2014 and replaced a $160 million loan facility previously secured by the Fortaleza Knutsen and the Recife Knutsen. The Fortaleza and Recife Facility was repayable in quarterly installments over five years with a final balloon payment due at maturity in June 2019. The facility bore interest at LIBOR plus a margin of 2.125%. The Fortaleza Knutsen and the Recife Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the New Fortaleza and Recife Facility. The facility was guaranteed by the Partnership and KNOT Shuttle Tankers AS and was secured by vessel mortgages on the Fortaleza Knutsen and the Recife Knutsen.

Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “New Hilda Facility”). The New Hilda Facility replaced the $117 million loan facility, which was due to be paid in full in August 2018. The New Hilda Facility is repayable in 28 consecutive quarterly installments with a final payment at maturity of $58.5 million, which includes the balloon payment and last quarterly installment. The New Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2024.

The Hilda Facility contains the following primary financial covenants:

•	Market value of the Hilda Knutsen shall not be less than 110% of the outstanding balance under the Hilda Facility for the first two years, 120% for the third and fourth year, and 125% thereafter;
•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Torill Loan Facility

In January 2018, the Partnership’s subsidiary, Knutsen Shuttle Tankers 15 AS, which owns the vessel Torill Knutsen, entered into a new $100 million senior secured term loan facility (the “Torill Facility”) with a consortium of banks, in which The Bank of Tokyo-Mitsubishi UFJ acted as agent. The Torill Facility replaced a $117 million secured loan facility, which was due to be paid in full in October 2018. The Torill Facility is repayable in 24 consecutive quarterly installments with a balloon payment of $60.0 million due at maturity. The Torill Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.1%. The facility will mature in January 2024 and is guaranteed by the Partnership. The Torill Facility contains the following primary financial covenants:

•	Market value of the Torill Knutsen shall not be less than 110% of the outstanding balance under the Torill Facility for the first two years, 120% for the third and fourth years, and 125% thereafter;
•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Torill Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantor were in compliance with all covenants under this facility.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility are guaranteed by the Partnership and secured by a vessel mortgage on the Dan Cisne and Dan Sabia. The Dan Cisne Facility and the Dan Sabia Facility bear interest at LIBOR plus a margin of 2.4% and are repayable in semiannual installments with a final balloon payment due at maturity in September 2023 and January 2024, respectively.

The Dan Cisne Facility and Dan Sabia Facility contain the following financial covenants:

•

Market value of each of the Dan Cisne and Dan Sabia shall not be less than 100% of the outstanding balance under the Dan Cisne Facility and Dan Sabia Facility, respectively, for the first three years, and 125% thereafter;

•

Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and

•	Minimum book equity ratio for the Partnership of 30%.

The facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrowers and the guarantor were in compliance with all covenants under this facility.

Ingrid Loan Facility

The Ingrid Facility was repaid in full in September 2018 with the proceeds from the Multi-vessels Facility.

In June 2012, Knutsen NYK Shuttle Tankers 16 AS, the subsidiary owning the Ingrid Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the “Ingrid Facility”). The Ingrid Facility included two tranches. Tranche one was a commercial bank loan of $19.1 million, repayable in semi-annual installments with a final balloon payment due at maturity in December 2018. Tranche one bore interest at LIBOR, plus a margin of 2.25%.

Tranche two was an export credit loan of $42.0 million, repayable in semi-annual installments and which was due to mature in November 2025. Tranche two bore interest at an annual fixed rate of 3.85%, composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The facility was secured by a vessel mortgage on the Ingrid Knutsen. The Ingrid Knutsen, assignments of earnings, charterparty contracts and insurance proceeds were pledged as collateral for the Ingrid Facility. The Partnership and KNOT Shuttle Tankers AS were the sole guarantors.

Raquel Loan Facility

In December 2014, Knutsen Shuttle Tankers 19 AS, the subsidiary owning the Raquel Knutsen, as the borrower, entered into a secured loan facility in an aggregate amount of $90.0 million (the “Raquel Facility”). The Raquel Facility is repayable in quarterly installments with a final balloon payment of $30.5 million due at maturity in March 2025. The Raquel Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility is secured by a vessel mortgage on the Raquel Knutsen. The Raquel Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Raquel Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Raquel Facility contains the following financial covenants:

•	Market value of the Raquel Knutsen shall not be less than 100% of the of the outstanding balance under the Raquel Facility for the first three years, and 125% thereafter;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract; and

•	Minimum book equity ratio for the Partnership of 30%.

The Raquel Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Tordis Loan Facility

In April 2015, KNOT Shuttle Tankers 24 AS, the subsidiary owning the Tordis Knutsen, as the borrower, entered into a secured loan facility (the “Tordis Facility”). As of the time of the acquisition of the Tordis Knutsen on March 1, 2017, the aggregate amount outstanding under the facility was $114.4 million. The Tordis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in November 2021. The Tordis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Tordis Knutsen. The Tordis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Tordis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Tordis Facility contains the following financial covenants:

•

Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Tordis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Vigdis Loan Facility

In April 2015, KNOT Shuttle Tankers 25 AS, the subsidiary owning the Vigdis Knutsen, as the borrower, entered into a secured loan facility (the “Vigdis Facility”). The Vigdis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in February 2022. The Vigdis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Vigdis Knutsen. The Vigdis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Vigdis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Vigdis Facility contains the following financial covenants:

•

Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Vigdis Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Lena Loan Facility

In April 2015, KNOT Shuttle Tankers 26 AS, the subsidiary owning the Lena Knutsen, as the borrower, entered into a secured loan facility (the “Lena Facility”). The Lena Facility is repayable in quarterly installments with a final balloon payment of $68.6 million due at maturity in June 2022. The Lena Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Lena Knutsen. The Lena Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Lena Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Lena Facility contains the following financial covenants:

•

Aggregate market value of the Tordis Knutsen, the Vigdis Knutsen and the Lena Knutsen shall not be less than 130% of the aggregate outstanding balance under the Tordis Facility, the Vigdis Facility and the Lena Facility at any time;

•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Lena Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Brasil Loan Facility

In June 2017, KNOT Shuttle Tankers 32 AS, the subsidiary owning the Brasil Knutsen, as the borrower, entered into a secured loan facility (the “Brasil Facility”). The Brasil Facility is repayable in quarterly installments with a final balloon payment of $40.0 million due at maturity in July 2022. The Brasil Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.3%. The facility is secured by a vessel mortgage on the Brasil Knutsen. The Brasil Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Brasil Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Brasil Facility contains the following financial covenants:

•	Market value of the Brasil Knutsen shall not be less than 125% of the of the outstanding balance under the Brasil Facility for the first four years, and 135% thereafter;
•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to a total of eight (8) vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to a total of twelve (12) vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Brasil Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

Anna Loan Facility

In September 2016, KNOT Shuttle Tankers 30 AS, the subsidiary owning the Anna Knutsen, as the borrower, entered into a secured loan facility (the “Anna Facility”). The Anna Facility is repayable in quarterly installments with a final balloon payment of $57.1 million due at maturity in March 2022. The Anna Facility bears interest at an annual rate equal to LIBOR plus a margin of 2.0%. The facility is secured by a vessel mortgage on the Anna Knutsen. The Anna Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Anna Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

The Anna Facility contains the following financial covenants:

•	Market value of the Anna Knutsen shall not be less than 130% of the aggregate outstanding balance under the Anna Facility at any time;
•	Positive working capital of the borrower and the Partnership;
•

Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;

•	Minimum book equity ratio for the Partnership of 30%; and
•	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The Anna Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including total loss or sale of a vessel and customary events of default. As of December 31, 2018, the borrower and the guarantors were in compliance with all covenants under this facility.

$25 Million Revolving Credit Facility

In August 2017, KNOT Shuttle Tankers AS entered into an unsecured revolving credit facility of $25 million with NTT Finance Corporation. The facility will mature in August 2019, bears interest at LIBOR plus a margin of 1.8% and has a commitment fee of 0.5% on the undrawn portion of the facility.